RESTRUCTURING (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The following table summarizes the activity related to the Company’s restructuring plans:

	Employee - related Costs	Other Costs	Translation Effect	Total Restructuring Costs
	(In thousands)
Accrual balance as of August 31, 2014	$1,745	$371	$(304)	$1,812
Fiscal 2015 charges	4,907	312	—	5,219
Fiscal 2015 payments	(1,419)	(328)	—	(1,747)
Translation	—	—	(133)	(133)

Accrual balance as of November 30, 2014	$5,233	$355	$(437)	$5,151

The following table summarizes the activity related to the Company’s restructuring plans:

	Employee- related Costs	Other Costs	Translation Effect	Total Restructuring Costs
	(In thousands)
Accrual balance as of August 31, 2012	3,524	381	(539)	3,366
Fiscal 2013 charges	8,669	1,831	—	10,500
Fiscal 2013 payments	(6,747)	(1,812)	—	(8,559)
Translation	—	—	42	42

Accrual balance as of August 31, 2013	$5,446	$400	$(497)	$5,349
Fiscal 2014 charges	2,223	2,660	—	4,883
Fiscal 2014 payments	(5,924)	(2,689)	—	(8,613)
Translation	—	—	193	193

Accrual balance as of August 31, 2014	$1,745	$371	$(304)	$1,812

Schedule of Restructuring and Related Costs by Segment [Table Text Block]

Restructuring expenses are excluded from segment operating income but are attributable to the reportable segments as follows:

	Three months ended November 30,
	2014	2013
	(In thousands)
EMEA	$4,274	$501
USCAN	762	67
LATAM	183	1,145
APAC	—	65

Total restructuring expense	$5,219	$1,778

Restructuring costs are excluded from segment operating income but are attributable to the reportable segments as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
EMEA	$1,000	$6,704	$7,531
USCAN	754	1,376	1,603
LATAM	$3,053	$2,240	$—
APAC	76	180	122

Total	$4,883	$10,500	$9,256